PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)

Common Stocks – 34.9% of Net Assets
	Aerospace & Defense – 0.8%
80	AAR Corp.(a)	$4,222
23	Axon Enterprise, Inc.(a)	4,846
212	Boeing Co.(a)	43,837
17	L3Harris Technologies, Inc.	3,318
15	Lockheed Martin Corp.	6,967
33	Moog, Inc., Class A	2,974
50	Raytheon Technologies Corp.	4,995

		71,159

	Air Freight & Logistics – 0.3%
128	Expeditors International of Washington, Inc.	14,571
11	FedEx Corp.	2,506
84	GXO Logistics, Inc.(a)	4,463
32	United Parcel Service, Inc., Class B	5,754

		27,294

	Automobile Components – 0.4%
15	Aptiv PLC(a)	1,543
300	BorgWarner, Inc.	14,439
219	Dana, Inc.	3,239
139	Magna International, Inc.	7,250
88	Mobileye Global, Inc., Class A(a)	3,312
28	Visteon Corp.(a)	3,931

		33,714

	Automobiles – 0.6%
546	General Motors Co.	18,040
172	Tesla, Inc.(a)	28,261
31	Thor Industries, Inc.	2,450

		48,751

	Banks – 1.7%
128	Ameris Bancorp	4,288
711	Bank of America Corp.	20,818
391	Citigroup, Inc.	18,404
52	Citizens Financial Group, Inc.	1,609
95	East West Bancorp, Inc.	4,911
232	First Financial Bancorp	4,802
717	FNB Corp.	8,231
500	Fulton Financial Corp.	5,965
190	Huntington Bancshares, Inc.	2,128
135	International Bancshares Corp.	5,760
115	JPMorgan Chase & Co.	15,898
68	KeyCorp	766
42	PNC Financial Services Group, Inc.	5,471
58	Regions Financial Corp.	1,059
497	Truist Financial Corp.	16,192
201	Trustmark Corp.	4,802

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
59	U.S. Bancorp	$2,023
127	Webster Financial Corp.	4,737
503	Wells Fargo & Co.	19,994

		147,858

	Beverages – 0.6%
26	Boston Beer Co., Inc., Class A(a)	8,255
82	Coca-Cola Co.	5,260
71	Keurig Dr Pepper, Inc.	2,322
619	Monster Beverage Corp.(a)	34,664
15	PepsiCo, Inc.	2,864

		53,365

	Biotechnology – 0.9%
25	AbbVie, Inc.	3,778
109	Alnylam Pharmaceuticals, Inc.(a)	21,713
11	Amgen, Inc.	2,637
6	Biogen, Inc.(a)	1,825
16	BioMarin Pharmaceutical, Inc.(a)	1,537
125	CRISPR Therapeutics AG(a)	6,118
41	Gilead Sciences, Inc.	3,371
65	Halozyme Therapeutics, Inc.(a)	2,088
28	Incyte Corp.(a)	2,083
37	Neurocrine Biosciences, Inc.(a)	3,738
27	Regeneron Pharmaceuticals, Inc.(a)	21,648
12	United Therapeutics Corp.(a)	2,762
4	Vertex Pharmaceuticals, Inc.(a)	1,363

		74,661

	Broadline Retail – 1.3%
99	Alibaba Group Holding Ltd., ADR(a)	8,384
866	Amazon.com, Inc.(a)	91,320
267	eBay, Inc.	12,397
149	Macy’s, Inc.	2,434

		114,535

	Building Products – 0.6%
45	Builders FirstSource, Inc.(a)	4,265
22	Carlisle Cos., Inc.	4,749
39	Carrier Global Corp.	1,631
176	Fortune Brands Innovations, Inc.	11,385
17	Lennox International, Inc.	4,792
244	Masco Corp.	13,056
228	MasterBrand, Inc.(a)	1,840
49	Owens Corning	5,234
42	Trex Co., Inc.(a)	2,296

		49,248

	Capital Markets – 2.0%
333	Bank of New York Mellon Corp.	14,182
5	BlackRock, Inc.	3,356

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
14	Cboe Global Markets, Inc.	$1,956
287	Charles Schwab Corp.	14,993
25	CME Group, Inc.	4,644
30	FactSet Research Systems, Inc.	12,351
50	Goldman Sachs Group, Inc.	17,172
188	Intercontinental Exchange, Inc.	20,479
108	Janus Henderson Group PLC	2,802
425	KKR & Co., Inc.	22,555
31	Moody’s Corp.	9,707
34	Morgan Stanley	3,059
25	MSCI, Inc.	12,061
11	Northern Trust Corp.	860
18	S&P Global, Inc.	6,526
189	SEI Investments Co.	11,134
215	State Street Corp.	15,536
11	T. Rowe Price Group, Inc.	1,236
20	Virtus Investment Partners, Inc.	3,644

		178,253

	Chemicals – 0.3%
5	Air Products & Chemicals, Inc.	1,472
17	DuPont de Nemours, Inc.	1,185
11	Ecolab, Inc.	1,846
57	HB Fuller Co.	3,772
42	Innospec, Inc.	4,268
22	Linde PLC	8,128
66	Livent Corp.(a)	1,442
46	Minerals Technologies, Inc.	2,726
7	Sherwin-Williams Co.	1,663
29	Stepan Co.	2,674

		29,176

	Commercial Services & Supplies – 0.1%
29	MSA Safety, Inc.	3,763
9	Waste Management, Inc.	1,494

		5,257

	Communications Equipment – 0.1%
69	Ciena Corp.(a)	3,177
19	F5, Inc.(a)	2,553
40	Lumentum Holdings, Inc.(a)	1,930

		7,660

	Construction & Engineering – 0.1%
117	AECOM	9,717

	Construction Materials – 0.1%
12	Martin Marietta Materials, Inc.	4,359
26	Vulcan Materials Co.	4,553

		8,912

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 0.6%
617	Ally Financial, Inc.	$16,277
98	American Express Co.	15,811
222	Capital One Financial Corp.	21,601
38	Synchrony Financial	1,121

		54,810

	Consumer Staples Distribution & Retail – 0.4%
57	BJ’s Wholesale Club Holdings, Inc.(a)	4,353
13	Costco Wholesale Corp.	6,542
217	Kroger Co.	10,553
99	Sprouts Farmers Market, Inc.(a)	3,431
24	Target Corp.	3,786
42	Walgreens Boots Alliance, Inc.	1,481
60	Walmart, Inc.	9,058

		39,204

	Containers & Packaging – 0.1%
12	Ball Corp.	638
94	Sonoco Products Co.	5,698

		6,336

	Distributors – 0.0%
15	Genuine Parts Co.	2,525

	Diversified Consumer Services – 0.1%
34	Grand Canyon Education, Inc.(a)	4,036
71	Service Corp. International	4,983

		9,019

	Diversified REITs – 0.0%
236	American Assets Trust, Inc.	4,295

	Diversified Telecommunication Services – 0.3%
440	AT&T, Inc.	7,775
165	Frontier Communications Parent, Inc.(a)	3,719
75	Iridium Communications, Inc.	4,760
294	Verizon Communications, Inc.	11,416

		27,670

	Electric Utilities – 0.3%
74	American Electric Power Co., Inc.	6,839
92	Eversource Energy	7,140
44	Exelon Corp.	1,867
55	FirstEnergy Corp.	2,189
39	IDACORP, Inc.	4,334

		22,369

	Electrical Equipment – 0.3%
40	Eaton Corp. PLC	6,685
55	Emerson Electric Co.	4,580
29	Hubbell, Inc.	7,810
33	Regal Rexnord Corp.	4,295

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – continued
10	Rockwell Automation, Inc.	$2,834

		26,204

	Electronic Equipment, Instruments & Components – 0.5%
58	Advanced Energy Industries, Inc.	5,017
29	Amphenol Corp., Class A	2,189
118	Avnet, Inc.	4,869
75	Cognex Corp.	3,577
22	Corning, Inc.	731
14	Keysight Technologies, Inc.(a)	2,025
317	Knowles Corp.(a)	5,351
15	Littelfuse, Inc.	3,633
95	TE Connectivity Ltd.	11,625
5	Teledyne Technologies, Inc.(a)	2,072
5	Zebra Technologies Corp., Class A(a)	1,440

		42,529

	Energy Equipment & Services – 0.1%
60	Baker Hughes Co.	1,754
130	ChampionX Corp.	3,520
278	NOV, Inc.	4,657
37	Schlumberger NV	1,826

		11,757

	Entertainment – 1.3%
83	Activision Blizzard, Inc.(a)	6,450
26	Electronic Arts, Inc.	3,309
118	Netflix, Inc.(a)	38,932
97	Take-Two Interactive Software, Inc.(a)	12,056
377	Walt Disney Co.(a)	38,642
1,039	Warner Bros. Discovery, Inc.(a)	14,141

		113,530

	Financial Services – 1.3%
140	Block, Inc.(a)	8,510
139	Fiserv, Inc.(a)	16,975
11	FleetCor Technologies, Inc.(a)	2,353
73	Global Payments, Inc.	8,228
9	Jack Henry & Associates, Inc.	1,470
11	Mastercard, Inc., Class A	4,180
464	MGIC Investment Corp.	6,900
190	PayPal Holdings, Inc.(a)	14,440
171	Visa, Inc., Class A	39,797
111	Voya Financial, Inc.	8,489
20	WEX, Inc.(a)	3,547

		114,889

	Food Products – 0.5%
46	Campbell Soup Co.	2,498
87	Conagra Brands, Inc.	3,302
53	Darling Ingredients, Inc.(a)	3,157

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
38	General Mills, Inc.	$3,368
13	Hershey Co.	3,550
88	Hormel Foods Corp.	3,559
39	Ingredion, Inc.	4,140
14	J.M. Smucker Co.	2,162
62	Kellogg Co.	4,326
53	Kraft Heinz Co.	2,081
41	McCormick & Co., Inc.	3,602
107	Mondelez International, Inc., Class A	8,209

		43,954

	Gas Utilities – 0.1%
125	New Jersey Resources Corp.	6,455
44	ONE Gas, Inc.	3,386

		9,841

	Ground Transportation – 0.3%
133	CSX Corp.	4,075
10	J.B. Hunt Transport Services, Inc.	1,753
21	Norfolk Southern Corp.	4,264
28	Ryder System, Inc.	2,216
15	Saia, Inc.(a)	4,467
229	Uber Technologies, Inc.(a)	7,110
13	Union Pacific Corp.	2,544

		26,429

	Health Care Equipment & Supplies – 0.7%
47	Abbott Laboratories	5,192
5	Align Technology, Inc.(a)	1,626
61	Baxter International, Inc.	2,908
20	Becton Dickinson & Co.	5,286
5	Cooper Cos., Inc.	1,907
22	Edwards Lifesciences Corp.(a)	1,936
10	GE HealthCare Technologies, Inc.(a)	813
42	Globus Medical, Inc., Class A(a)	2,442
32	Haemonetics Corp.(a)	2,679
34	Intuitive Surgical, Inc.(a)	10,241
71	LeMaitre Vascular, Inc.	3,834
68	Medtronic PLC	6,185
16	Penumbra, Inc.(a)	4,546
12	Shockwave Medical, Inc.(a)	3,482
9	Stryker Corp.	2,697
5	Teleflex, Inc.	1,363

		57,137

	Health Care Providers & Services – 0.7%
59	Acadia Healthcare Co., Inc.(a)	4,265
17	Centene Corp.(a)	1,172
11	Chemed Corp.	6,064
21	Cigna Group	5,319
57	CVS Health Corp.	4,179

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
5	Elevance Health, Inc.	$2,343
35	Encompass Health Corp.	2,245
44	HCA Healthcare, Inc.	12,643
30	Henry Schein, Inc.(a)	2,424
4	Humana, Inc.	2,122
10	Laboratory Corp. of America Holdings	2,267
107	Select Medical Holdings Corp.	3,264
57	Tenet Healthcare Corp.(a)	4,179
16	UnitedHealth Group, Inc.	7,873

		60,359

	Health Care REITs – 0.1%
269	Physicians Realty Trust	3,879
18	Ventas, Inc.	865

		4,744

	Health Care Technology – 0.3%
436	Doximity, Inc., Class A(a)	16,023
70	Veeva Systems, Inc., Class A(a)	12,536

		28,559

	Hotel & Resort REITs – 0.0%
62	Host Hotels & Resorts, Inc.	1,003

	Hotels, Restaurants & Leisure – 1.2%
9	Booking Holdings, Inc.(a)	24,177
1	Chipotle Mexican Grill, Inc.(a)	2,068
50	Hilton Worldwide Holdings, Inc.	7,201
44	Marriott Vacations Worldwide Corp.	5,921
30	McDonald’s Corp.	8,872
70	Norwegian Cruise Line Holdings Ltd.(a)	934
202	Starbucks Corp.	23,086
99	Travel & Leisure Co.	3,789
16	Wingstop, Inc.	3,202
204	Yum China Holdings, Inc.	12,481
85	Yum! Brands, Inc.	11,949

		103,680

	Household Durables – 0.4%
17	DR Horton, Inc.	1,867
122	KB Home	5,346
49	Meritage Homes Corp.	6,274
247	PulteGroup, Inc.	16,586
122	Taylor Morrison Home Corp.(a)	5,257

		35,330

	Household Products – 0.3%
48	Church & Dwight Co., Inc.	4,662
34	Colgate-Palmolive Co.	2,713
146	Energizer Holdings, Inc.	4,881

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – continued
102	Procter & Gamble Co.	$15,951

		28,207

	Independent Power & Renewable Electricity Producers – 0.0%
174	AES Corp.	4,117

	Industrial Conglomerates – 0.2%
54	3M Co.	5,736
53	General Electric Co.	5,246
48	Honeywell International, Inc.	9,592

		20,574

	Industrial REITs – 0.0%
27	Prologis, Inc.	3,382

	Insurance – 0.9%
14	Allstate Corp.	1,621
240	American International Group, Inc.	12,730
12	Assurant, Inc.	1,477
20	Chubb Ltd.	4,031
68	First American Financial Corp.	3,917
42	Hanover Insurance Group, Inc.	5,021
48	Hartford Financial Services Group, Inc.	3,407
19	Marsh & McLennan Cos., Inc.	3,424
31	Prudential Financial, Inc.	2,697
90	Reinsurance Group of America, Inc.	12,809
60	Selective Insurance Group, Inc.	5,780
34	Travelers Cos., Inc.	6,159
73	Willis Towers Watson PLC	16,907

		79,980

	Interactive Media & Services – 1.9%
341	Alphabet, Inc., Class A(a)	36,603
480	Alphabet, Inc., Class C(a)	51,945
281	Meta Platforms, Inc., Class A(a)	67,530
426	Pinterest, Inc., Class A(a)	9,798
114	Yelp, Inc.(a)	3,411

		169,287

	IT Services – 0.3%
24	Accenture PLC, Class A	6,727
64	Cognizant Technology Solutions Corp., Class A	3,821
19	International Business Machines Corp.	2,402
199	Shopify, Inc., Class A(a)	9,642
6	VeriSign, Inc.(a)	1,331

		23,923

	Leisure Products – 0.1%
204	Mattel, Inc.(a)	3,672
76	YETI Holdings, Inc.(a)	2,998

		6,670

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.3%
14	Agilent Technologies, Inc.	$1,896
70	Illumina, Inc.(a)	14,389
22	Repligen Corp.(a)	3,336
8	Thermo Fisher Scientific, Inc.	4,439
3	West Pharmaceutical Services, Inc.	1,084

		25,144

	Machinery – 0.9%
31	AGCO Corp.	3,842
10	Caterpillar, Inc.	2,188
15	Cummins, Inc.	3,526
16	Deere & Co.	6,048
28	Dover Corp.	4,093
38	Fortive Corp.	2,397
113	Graco, Inc.	8,960
9	Illinois Tool Works, Inc.	2,177
68	ITT, Inc.	5,742
53	Oshkosh Corp.	4,056
75	PACCAR, Inc.	5,602
47	Parker-Hannifin Corp.	15,269
80	SPX Technologies, Inc.(a)	5,094
68	Terex Corp.	3,032
60	Toro Co.	6,256

		78,282

	Media – 0.7%
4	Cable One, Inc.	3,034
35	Charter Communications, Inc., Class A(a)	12,904
415	Comcast Corp., Class A	17,168
171	Interpublic Group of Cos., Inc.	6,110
96	Liberty Broadband Corp., Class C(a)	8,139
73	New York Times Co., Class A	2,902
61	Omnicom Group, Inc.	5,525
72	Paramount Global, Class B	1,680

		57,462

	Metals & Mining – 0.2%
74	Alcoa Corp.	2,748
231	Cleveland-Cliffs, Inc.(a)	3,553
66	Commercial Metals Co.	3,081
25	Newmont Corp.	1,185
21	Reliance Steel & Aluminum Co.	5,204

		15,771

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
351	Invesco Mortgage Capital, Inc.	3,724
178	KKR Real Estate Finance Trust, Inc.	1,912

		5,636

	Multi-Utilities – 0.1%
48	Consolidated Edison, Inc.	4,727

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – continued
20	DTE Energy Co.	$2,248
11	WEC Energy Group, Inc.	1,058

		8,033

	Office REITs – 0.2%
453	Brandywine Realty Trust	1,780
244	Corporate Office Properties Trust	5,585
154	Douglas Emmett, Inc.	1,984
226	Easterly Government Properties, Inc.	3,180
265	Highwoods Properties, Inc.	6,074
68	Kilroy Realty Corp.	1,988

		20,591

	Oil, Gas & Consumable Fuels – 1.1%
336	Antero Midstream Corp.	3,615
81	Antero Resources Corp.(a)	1,862
385	APA Corp.	14,187
31	Chevron Corp.	5,226
221	CNX Resources Corp.(a)	3,432
184	ConocoPhillips	18,932
161	EOG Resources, Inc.	19,235
71	Exxon Mobil Corp.	8,402
65	HF Sinclair Corp.	2,867
216	Kinder Morgan, Inc.	3,705
40	ONEOK, Inc.	2,617
31	Phillips 66	3,069
119	Range Resources Corp.	3,148
444	Southwestern Energy Co.(a)	2,304
17	Valero Energy Corp.	1,949
81	Williams Cos., Inc.	2,451

		97,001

	Passenger Airlines – 0.1%
104	Alaska Air Group, Inc.(a)	4,520
164	Delta Air Lines, Inc.(a)	5,627
299	JetBlue Airways Corp.(a)	2,135

		12,282

	Personal Care Products – 0.0%
9	Estee Lauder Cos., Inc., Class A	2,220

	Pharmaceuticals – 0.9%
65	Bristol-Myers Squibb Co.	4,340
13	Eli Lilly & Co.	5,146
28	Jazz Pharmaceuticals PLC(a)	3,933
89	Johnson & Johnson	14,569
68	Merck & Co., Inc.	7,852
92	Novartis AG, ADR	9,437
78	Novo Nordisk AS, ADR	13,033
61	Perrigo Co. PLC	2,269
108	Pfizer, Inc.	4,200

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
231	Roche Holding AG, ADR	$9,060
39	Zoetis, Inc.	6,855

		80,694

	Professional Services – 0.4%
9	Automatic Data Processing, Inc.	1,980
27	Concentrix Corp.	2,606
50	Equifax, Inc.	10,419
40	Exponent, Inc.	3,682
55	Korn Ferry	2,641
21	Leidos Holdings, Inc.	1,958
33	ManpowerGroup, Inc.	2,498
12	Paychex, Inc.	1,318
10	Paycom Software, Inc.(a)	2,904
23	Paylocity Holding Corp.(a)	4,446

		34,452

	Real Estate Management & Development – 0.2%
233	CBRE Group, Inc., Class A(a)	17,862
27	Jones Lang LaSalle, Inc.(a)	3,754

		21,616

	Residential REITs – 0.1%
16	AvalonBay Communities, Inc.	2,886
21	Camden Property Trust	2,311
58	Equity Residential	3,668

		8,865

	Retail REITs – 0.2%
399	Brixmor Property Group, Inc.	8,511
137	National Retail Properties, Inc.	5,959
12	Simon Property Group, Inc.	1,360

		15,830

	Semiconductors & Semiconductor Equipment – 1.5%
64	Advanced Micro Devices, Inc.(a)	5,720
33	Analog Devices, Inc.	5,936
10	Broadcom, Inc.	6,265
30	Cirrus Logic, Inc.(a)	2,574
200	Intel Corp.	6,212
74	Lattice Semiconductor Corp.(a)	5,898
32	Micron Technology, Inc.	2,059
224	NVIDIA Corp.	62,158
20	Qorvo, Inc.(a)	1,842
128	QUALCOMM, Inc.	14,950
28	Silicon Laboratories, Inc.(a)	3,900
38	Synaptics, Inc.(a)	3,365
38	Texas Instruments, Inc.	6,354
24	Universal Display Corp.	3,203
41	Wolfspeed, Inc.(a)	1,908

		132,344

Shares	Description	Value (†)

Common Stocks – continued
	Software – 3.2%
51	Adobe, Inc.(a)	$19,256
16	ANSYS, Inc.(a)	5,023
12	Aspen Technology, Inc.(a)	2,124
127	Autodesk, Inc.(a)	24,738
10	Cadence Design Systems, Inc.(a)	2,094
14	Ceridian HCM Holding, Inc.(a)	889
84	Dynatrace, Inc.(a)	3,552
12	Intuit, Inc.	5,327
274	Microsoft Corp.	84,189
503	Oracle Corp.	47,644
30	Qualys, Inc.(a)	3,388
10	Roper Technologies, Inc.	4,548
203	Salesforce, Inc.(a)	40,269
7	ServiceNow, Inc.(a)	3,216
26	SPS Commerce, Inc.(a)	3,830
6	Synopsys, Inc.(a)	2,228
8	Tyler Technologies, Inc.(a)	3,032
126	Workday, Inc., Class A(a)	23,454

		278,801

	Specialized REITs – 0.1%
8	American Tower Corp.	1,635
14	Crown Castle, Inc.	1,724
3	Equinix, Inc.	2,172
68	VICI Properties, Inc.	2,308
33	Weyerhaeuser Co.	987

		8,826

	Specialty Retail – 0.4%
14	Asbury Automotive Group, Inc.(a)	2,709
38	Boot Barn Holdings, Inc.(a)	2,754
25	Dick’s Sporting Goods, Inc.	3,625
26	Five Below, Inc.(a)	5,131
30	Home Depot, Inc.	9,016
14	Lithia Motors, Inc.	3,093
8	Ross Stores, Inc.	854
59	TJX Cos., Inc.	4,650
28	Williams-Sonoma, Inc.	3,389

		35,221

	Technology Hardware, Storage & Peripherals – 0.4%
208	Apple, Inc.	35,293
77	Hewlett Packard Enterprise Co.	1,103
41	HP, Inc.	1,218

		37,614

	Textiles, Apparel & Luxury Goods – 0.4%
26	Crocs, Inc.(a)	3,216
12	Deckers Outdoor Corp.(a)	5,752
63	NIKE, Inc., Class B	7,983
54	PVH Corp.	4,634

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
759	Under Armour, Inc., Class A(a)	$6,732
381	Under Armour, Inc., Class C(a)	3,063

		31,380

	Trading Companies & Distributors – 0.1%
26	GATX Corp.	2,962
21	Watsco, Inc.	7,274

		10,236

	Water Utilities – 0.1%
43	American States Water Co.	3,816
16	American Water Works Co., Inc.	2,372
88	Essential Utilities, Inc.	3,758

		9,946

	Total Common Stocks (Identified Cost $3,067,226)	3,070,120

Principal Amount

Bonds and Notes – 18.8%
	Apartment REITs – 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,119

	Automotive – 0.3%
14,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	13,548
4,000	Lear Corp., 4.250%, 5/15/2029	3,823
13,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	11,428

		28,799

	Banking – 2.9%
12,000	American Express Co., 3.700%, 8/03/2023	11,941
17,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	16,024
15,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	14,809
7,000	Bank of Nova Scotia, 3.400%, 2/11/2024	6,887
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	18,864
18,000	Citigroup, Inc., 4.600%, 3/09/2026	17,790
18,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	17,538
16,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	15,683
17,000	KeyCorp, MTN, 2.550%, 10/01/2029	13,845

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	$6,542
9,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	8,695
10,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	8,885
17,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	15,906
16,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	15,817
10,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	9,705
7,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	6,815
10,000	State Street Corp., 2.400%, 1/24/2030	8,704
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	9,938
16,000	Truist Bank, 3.200%, 4/01/2024	15,652
18,000	Westpac Banking Corp., 2.350%, 2/19/2025	17,270

		257,310

	Brokerage – 0.3%
16,000	BlackRock, Inc., 2.400%, 4/30/2030	14,184
18,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	12,843

		27,027

	Building Materials – 0.3%
11,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	9,894
18,000	Owens Corning, 3.950%, 8/15/2029	17,115

		27,009

	Chemicals – 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,664

	Diversified Manufacturing – 0.3%
18,000	Eaton Corp., 4.150%, 3/15/2033	17,316
10,000	Emerson Electric Co., 2.000%, 12/21/2028	8,870

		26,186

	Electric – 1.0%
10,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	8,930

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$16,000	Duke Energy Corp., 3.750%, 4/15/2024	$15,741
18,000	Entergy Corp., 0.900%, 9/15/2025	16,398
8,000	Exelon Corp., 4.050%, 4/15/2030	7,680
20,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	16,977
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,505
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,394
14,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	13,604

		89,229

	Environmental – 0.2%
13,000	Republic Services, Inc., 1.450%, 2/15/2031	10,427
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,605

		15,032

	Finance Companies – 0.2%
11,000	Ares Capital Corp., 3.250%, 7/15/2025	10,193
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	10,379

		20,572

	Food & Beverage – 0.6%
18,000	Coca-Cola Co., 1.450%, 6/01/2027	16,370
18,000	General Mills, Inc., 4.000%, 4/17/2025	17,777
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,216
16,000	PepsiCo, Inc., 2.750%, 3/19/2030	14,682

		55,045

	Government Owned - No Guarantee – 0.5%
12,000	Equinor ASA, 3.625%, 4/06/2040	10,408
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	29,856

		40,264

	Health Care REITs – 0.1%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,715

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – 0.3%
$17,000	Elevance Health, Inc., 4.101%, 3/01/2028	$16,749
12,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,233

		29,982

	Healthcare – 0.5%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,842
6,000	Cigna Group, 3.750%, 7/15/2023	5,978
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,914
9,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	8,653
7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	6,661
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,179

		42,227

	Integrated Energy – 0.3%
16,000	Exxon Mobil Corp., 2.992%, 3/19/2025	15,582
13,000	Shell International Finance BV, 6.375%, 12/15/2038	15,137

		30,719

	Life Insurance – 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,007
10,000	Manulife Financial Corp., 3.703%, 3/16/2032	9,282

		12,289

	Mortgage Related – 4.6%
55,650	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	48,217
42,372	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(b)	38,069
43,333	Federal Home Loan Mortgage Corp., 3.500%, with various maturities from 2049 to 2052(b)	40,305
1,912	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,829
86,424	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	72,057
77,182	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2051(b)	66,874
73,245	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	66,279
33,370	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	31,106
21,386	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	20,462

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$2,436	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2049(b)	$2,420
19,114	Government National Mortgage Association, 3.000%, 6/20/2052	17,438

		405,056

	Natural Gas – 0.2%
18,000	NiSource, Inc., 0.950%, 8/15/2025	16,528

	Office REITs – 0.4%
15,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	14,473
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,131
19,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	14,350

		35,954

	Other REITs – 0.1%
8,000	Prologis LP, 1.250%, 10/15/2030	6,333

	Pharmaceuticals – 0.4%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	13,678
7,000	Biogen, Inc., 2.250%, 5/01/2030	5,956
8,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	7,654
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,143

		31,431

	Property & Casualty Insurance – 0.1%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,425

	Railroads – 0.2%
16,000	CSX Corp., 2.600%, 11/01/2026	15,124

	Restaurants – 0.2%
21,000	Starbucks Corp., 2.250%, 3/12/2030	18,165

	Retail REITs – 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,754
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,951

		7,705

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – 0.3%
$7,000	Amazon.com, Inc., 3.875%, 8/22/2037	$6,556
20,000	TJX Cos., Inc., 1.150%, 5/15/2028	17,474

		24,030

	Technology – 1.0%
18,000	Apple, Inc., 2.500%, 2/09/2025	17,462
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,548
6,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	5,477
8,000	Intel Corp., 2.450%, 11/15/2029	7,055
17,000	International Business Machines Corp., 4.000%, 6/20/2042	14,577
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,337
19,000	Oracle Corp., 2.950%, 5/15/2025	18,308
21,000	QUALCOMM, Inc., 1.650%, 5/20/2032	16,936

		88,700

	Treasuries – 2.6%
27,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	15,739
21,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	16,745
17,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	13,536
42,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	35,875
45,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	39,338
22,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	19,204
26,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	22,788
71,000	U.S. Treasury Notes, 0.375%, 11/30/2025	65,020

		228,245

	Utility Other – 0.1%
8,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,710

	Wireless – 0.2%
14,000	Vodafone Group PLC, 6.150%, 2/27/2037	15,082

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – 0.3%
$11,000	AT&T, Inc., 3.650%, 6/01/2051	$8,201
18,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	18,118

		26,319

	Total Bonds and Notes (Identified Cost $1,801,560)	1,647,995

Shares

Exchange-Traded Funds – 5.0%
5,970	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $426,387)	440,526

Mutual Funds – 7.4%
16,341	WCM Focused Emerging Markets Fund, Institutional Class	213,251
19,980	WCM Focused International Growth Fund, Institutional Class	436,752

	Total Mutual Funds (Identified Cost $720,238)	650,003

Affiliated Mutual Funds – 30.6%
64,090	Loomis Sayles Inflation-Protected Securities Fund, Class N	638,334
71,441	Loomis Sayles Limited Term Government and Agency Fund, Class N	771,564
100,916	Mirova Global Green Bond Fund, Class N	834,576
37,346	Mirova International Sustainable Equity Fund, Class N	441,806

	Total Affiliated Mutual Funds (Identified Cost $2,884,020)	2,686,280

Principal Amount

Short-Term Investments – 3.6%
$304,750	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $304,802 on 5/01/2023 collateralized by $283,000 U.S. Treasury Bond, 4.375% due 05/15/2041 valued at $311,304 including accrued interest(d)	304,750
10,000	U.S. Treasury Bills, 4.640%, 7/20/2023(e)	9,891

	Total Short-Term Investments (Identified Cost $314,647)	314,641

	Total Investments – 100.3% (Identified Cost $9,214,078)	8,809,565
	Other assets less liabilities – (0.3)%	(27,447)

	Net Assets – 100.0%	$8,782,118

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $13,567 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation-Protected Securities Fund Class N	$587,917	$50,470	$6,840	$(1,110)	$7,897	$638,334	64,090	$2,111
Loomis Sayles Limited Term Government and Agency Fund Class N	742,987	35,620	8,489	(386)	1,832	771,564	71,441	6,726
Mirova Global Green Bond Fund Class N	800,515	46,821	12,164	(2,098)	1,502	834,576	100,916	—
Mirova International Sustainable Equity Fund Class N	427,948	7,197	5,099	(469)	12,229	441,806	37,346	685

	$2,559,367	$140,108	$32,592	$(4,063)	$23,460	$2,686,280	273,793	$9,522

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,070,120	$—	$—	$3,070,120
Bonds and Notes*	—	1,647,995	—	1,647,995
Exchange-Traded Funds	440,526	—	—	440,526
Mutual Funds	650,003	—	—	650,003
Affiliated Mutual Funds	2,686,280	—	—	2,686,280
Short-Term Investments	—	314,641	—	314,641

Total	$6,846,929	$1,962,636	$—	$8,809,565

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	52.3%
Fixed Income	44.4
Short-Term Investments	3.6

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%